EARNINGS PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)			36,300,000
Dilutive Securities:
Dilutive securities	6,842,000	7,566,000
RSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	800,000	1,000,000
PSUs
Anti-dilutive weighted average common shares
Potentially dilutive securities excluded from calculation of diluted earnings per share (in shares)	100,000	3,100,000	2,900,000
PSUs
Dilutive Securities:
Dilutive securities	2,700,000